Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended				14 Months Ended
	Dec. 31, 2015 CNY (¥) Customer Segment	Dec. 31, 2015 USD ($) Customer Segment	Dec. 31, 2014 CNY (¥) Customer	Dec. 31, 2013 CNY (¥) Customer	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB	6.4778				6.4778	6.4778
Goodwill, impairment loss	¥ 0	$ 0	¥ 0
Long-lived assets, impairment charge	0	0	0	¥ 0
Recorded rebates and cash incentives to advertising agencies companies	578,548,000	89,312,000	395,175,000	231,136,000
Advertising expenditures	¥ 533,632,000	$ 82,379,000	266,942,000	86,198,000
Minimum percentage of estimated remaining economic life, Capital lease classification requirement	75.00%	75.00%
Minimum percentage of net present value of minimum lease payments over the fair value of leased property	90.00%	90.00%
Number of operating segment | Segment	1	1
Total expenses for employee benefits	¥ 134,125,000	$ 20,705,000	¥ 61,532,000	¥ 23,410,000
Foreign currency exchange rate appreciation (depreciation)	(4.20%)	(4.20%)	(2.40%)	2.90%
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants , tax refunds	¥ 11,281,000	$ 1,741,000	¥ 2,984,000	¥ 3,567,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 4,169,053,000		¥ 2,772,191,000		¥ 4,169,053,000	$ 643,591,000
Customer Concentration Risk [Member] | Net Revenue [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Credit risk, percentage	10.00%	10.00%
Number of customers represented greater than 10% | Customer	0	0	0	0
Consolidated VIEs [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 70,989,000				70,989,000	10,959,000
Subsidiaries [Member] | Currency Convertibility Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits	¥ 3,177,830,000				¥ 3,177,830,000	$ 490,572,000
Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax					17.00%
Value-added tax refund rate					14.00%
Vehicles delivered under transaction business | Product Concentration Risk | Sales Revenue, Goods, Net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Credit risk, percentage	5.20%	5.20%
China [Member] | Autohome WFOE [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Autohome Shanghai Advertising Co., Ltd. [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Autohome Software Co., Ltd. [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Autohome Technologies Co., Ltd. [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Autohome Advertising Co., Ltd. [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Guangzhou Autohome Advertising Co., Ltd. [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Autohome Information Technology Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Shengtuo Autohome Advertising Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Shengtuo Hongyuan Information Technology Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Beijing Shengtuo Chengshi Advertising Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Shanghai Youche Youjia Advertising Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Guangzhou Youche Youjia Advertising Co., Ltd. [Member] | Consolidated VIEs [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	6.00%	6.00%	6.00%	6.00%
China [Member] | Vehicles delivered under transaction business
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Tax rate of value-added tax	17.00%	17.00%
Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Original maturity period of term deposits	3 months	3 months
Maximum [Member] | Term Deposits [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Original maturity period of term deposits	1 year	1 year
Minimum [Member] | Term Deposits [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Original maturity period of term deposits	3 months	3 months